Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Subsequent Events
Subsequent Events

NOTE 14. SUBSEQUENT EVENTS.

On June 19, the Company satisfied $37,500 in outstanding convertible indebtedness by making payment to the Holder in the amount of $57,647.

Between June 15 and June 20, 2012 the Company amended the terms of $102,349 in existing principal indebtedness as follows:

The aggregate indebtedness of $102,349  shall be payable upon demand of the holder, and be convertible into the common shares of the company at a conversion price per share equal to 60% (the “Discount”) of the lowest closing bid price for the Company’s common stock during the 5 trading days immediately preceding a conversion date, as reported by Bloomberg.

On June 18, 2012 the company issued 15,873,016 common shares in satisfaction of $60,000 of Convertible Notes Payable.

On June 20, 2012 the Company issued 3,181,124 common shares in satisfaction of $15,842 of Convertible Notes Payable.

NOTE 15.  SUBSEQUENT EVENTS

On October 25, 2011, the Company issued a convertible promissory note in the amount of $32,500. The note bears an interest rate of eight percent (8%), matures on July 27, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date.

Events subsequent to August 31, 2011 have been evaluated through October 31, 2011, the date these statements were available to be issued, to determine whether they should be disclosed to keep the financial statements from being misleading.